U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of issuer:

        T. Rowe Price Balanced Fund, Inc.
        100 East Pratt Street
        Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /x/

3.      Investment Company Act File Number:  811-6275
        Securities Act File Number:  033-38791

4a.     Last day of fiscal year for which this Form is filed:
        December 31, 2002

4b. / / Check box if this Form is being filed late i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
        Instruction A.2.)
        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. / / Check box if this is the last time the issuer will be filing the Form.

5.      Calculation of registration fee:

        (i)     Aggregate sale price of securities sold during
                the fiscal year pursuant to section 24(f):        $389,109,136

        (ii)    Aggregate price of securities redeemed
                or repurchased during the fiscal year:            $398,809,766

        (iii)   Aggregate price of securities redeemed or
                repurchased during any prior fiscal year
                ending no earlier than October 11, 1995 that
                were not previously used to reduce registration
                fees payable to the Commission:                   $77,287,308

        (iv)    Total available redemption credits
                [add items 5(ii) and 5(iii)]:                     ($476,097,074)

        (v)     Net sales - if Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i):                       $-0-

        (vi)    Redemption credits available for use in future
                years - if Item 5(I)is less than Item 5(iv)
                [subtract Item 5(iv) from Item 5(I)]:             ($86,987,938)


        (vii)   Multiplier for determining registration fee (See
                Instruction C.9):                                      x .00092

        (viii)  Registration fee due [multiply Item 5(v)
                by Item 5(vii)]  (enter "0" if no fee is due):             $-0-

6.      Prepaid Shares

        If the response to Item 5(I) was determined by deducting
        an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.
        If there is a number of shares or other units that
        were registered pursuant to Rule 24e-2 remaining unsold
        at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years,
        then state that number here:       -0-.

7.      Interest due - if this Form is being
        filed more than 90 days after the end
        of the issuer's fiscal year (see
        Instruction D):                                                   +$-0-

8.      Total of the amount of the registration
        fee due plus any interest due [line 5(viii)
        plus line 7]:                                                      $-0-

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: on or about March 21, 2003.

        Method of delivery:     Wire transfer

        SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


        Joseph A. Carrier, Treasurer
        By (Signature and Title)*

        March 21, 2003